Document and Entity Information	Jan. 10, 2022
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001662579
Document Type	8-K/A
Document Period End Date	Jan. 10, 2022
Entity Registrant Name	C4 THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39567
Entity Tax Identification Number	47-5617627
Entity Address, Address Line One	490 Arsenal Way
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Watertown
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02472
City Area Code	(617)
Local Phone Number	231-0700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	CCCC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This amendment to Form 8-K is being filed to amend and supplement a Form 8-K filed by C4 Therapeutics, Inc. (the “Company”) on January 10, 2022 (the “Form 8-K”) solely for the purpose of correcting the hyperlink to Exhibit 99.1 contained in Item 9.01 of the Form 8-K. Other than the foregoing, there are no changes to the disclosures provided in the Form 8-K.